Cover	Sep. 30, 2022
Cover [Abstract]
Entity Registrant Name	AmeriCrew Inc.
Entity Central Index Key	0001407573
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Sep. 30, 2022
Entity Ex Transition Period	false
Entity File Number	333-174581
Entity Incorporation State Country Code	DE
Entity Address Address Line 1	21 Omaha Street
Entity Address Address Line 2	Dumont
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07628
City Area Code	201
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	387-7700